Share-based payments transactions - Disclosure of Reconciliation of Outstanding Share Options (Details) - Global Blue Management Incentive Plan share in Thousands	12 Months Ended
	Mar. 31, 2025 share $ / shares	Mar. 31, 2024 share $ / shares	Mar. 31, 2023 share $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price of share options outstanding, beginning balance (in USD per share) | $ / shares	$ 8.00	$ 11.42	$ 11.42
Replaced during the year (in USD per share) | $ / shares	0	10.20	0
Forfeited during the year (in USD per share) | $ / shares	7.99	10.90	11.50
Weighted average exercise price of share options outstanding, ending balance (in USD per share) | $ / shares	8.00	8.00	11.42
Weighted average exercise price of share options vested and exercisable (in USD per share) | $ / shares	$ 8.00	$ 8.00	$ 11.42
Number of options outstanding, beginning balance (in shares) | share	6,244	7,952	7,980
Replaced during the year (in shares) | share	0	(1,680)	0
Forfeited during the year (in shares) | share	(105)	(28)	(28)
Number of options outstanding, ending balance (in shares) | share	6,139	6,244	7,952
Number of options vested and exercisable (in shares) | share	4,736	4,657	4,072